As filed with the Securities and Exchange Commission on November 13, 1998

             1933 Act File No. 33-39242; 1940 Act File No. 811-6247
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933                                     _X__

         Pre-Effective Amendment No.____                             ____

         Post-Effective Amendment No._12_                            _X__

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                                       _X__

         Amendment No._12_

                        (Check appropriate box or boxes)


                    American Century World Mutual Funds, Inc.
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
        (Address of Principal Executive Offices)               (Zip Code)


         Registrant's Telephone Number, including Area Code:  816-531-5575


                                William M. Lyons
        American Century Tower, 4500 Main Street, Kansas City, MO 64111
        ----------------------------------------------------------------
                    (Name and address of Agent for service)

         Approximate Date of Proposed Public Offering: November 13, 1998


It is proposed that this filing become effective:

_____  immediately upon filing pursuant to paragraph (b) of Rule 485
__X__  on November 13, 1998 pursuant to paragraph (b) of Rule 485
_____  60 days after filing pursuant to paragraph (a) of Rule 485
_____  on [date] pursuant to paragraph (a)(1) of Rule 485
_____  75 days afer filing pursuant to paragraph (a)(2) of Rule 485
_____  on [date] pursuant to paragraph (a)(2) of Rule 485

The Registrant has registered an indefinite number or amount of securities under the Securities Act of 1933 pursuant to Rule 24f-2. The Rule 24f-2 notice for the fiscal year ended November 30, 1997, was filed on January 23, 1998.
================================================================================

The Investor Class Prospectus of American Century - Twentieth Century Global Growth Fund, American Century - Twentieth Century International Growth Fund, American Century - Twentieth Century International Discovery Fund and American Century - Twentieth Century Emerging Markets Fund dated November 1, 1998 is incorporated herein by reference to the Registrants filing pursuant to Rule 485(b) on October 29, 1998 (accession #0000872825-98-000019).

The Institutional Class Prospectus of American Century - Twentieth Century Global Growth Fund, American Century - Twentieth Century International Growth Fund, American Century - Twentieth Century International Discovery Fund and American Century - Twentieth Century Emerging Markets Fund dated November 1, 1998 is incorporated herein by reference to the Registrants filing pursuant to Rule 485(b) on October 29, 1998 (accession #0000872825-98-000019).

The Advisor Class Prospectus of American Century - Twentieth Century Global Growth Fund, American Century - Twentieth Century International Growth Fund, American Century - Twentieth Century International Discovery Fund and American Century - Twentieth Century Emerging Markets Fund dated November 1, 1998 is incorporated herein by reference to the Registrants filing pursuant to Rule 485(b) on October 29, 1998 (accession #0000872825-98-000019).

The Statement of Additional Information of American Century - Twentieth Century Global Growth Fund, American Century - Twentieth Century International Growth Fund, American Century - Twentieth Century International Discovery Fund and American Century - Twentieth Century Emerging Markets Fund dated November 1, 1998 is incorporated herein by reference to the Registrants filing pursuant to Rule 485(b) on October 29, 1998 (accession #0000872825-98-000019).

================================================================================
                              CROSS REFERENCE SHEET

--------------------------------------------------------------------------------

         N-1A Item No.              Location
         -------------              --------
PART A

Item 1. Cover Page                  Cover Page
Item 2. Synopsis                    Transaction and Operating
                                    Expense Table
Item 3. Condensed Financial         Financial Highlights
          Information
Item 4. General Description         Investment Policies of
          Registrant                the Funds; Risk Factors;
                                    Other Investment
                                    Practices, Their Characteristics
                                    and Risks; Performance
                                    Advertising; Distribution
                                    of Fund Shares; Further
                                    Information About
                                    American Century
Item 5. Management of the           Management
        Fund
Item 6. Capital Stock and           Further Information About
        Other Securities            American Century
Item 7. Purchase of Securities      How to Open An Account;
        Being Offered               How to Exchange From One
                                    Account to Another;
                                    Share Price; Distributions;
Item 8. Redemption                  How to Redeem Shares;
                                    Signature Guarantee
Item 9. Pending Legal               N/A
        Proceedings


--------------------------------------------------------------------------------
PART B
--------------------------------------------------------------------------------

Item 10. Cover Page                 Cover Page
Item 11. Table of Contents          Table of Contents
Item 12. General Information        N/A
Item 13. Investment Objectives      Investment Objectives of
         and Policies               the Funds; Investment Restrictions;
                                    Forward Currency Exchange
                                    Contracts; An Explanation of
                                    Fixed Income Securities Ratings;
                                    Short Sales; Portfolio Lending;
                                    Portfolio Turnover
Item 14. Management of the          Officers and Directors;
         Registrant                 Management;
                                    Custodians
Item 15. Control Persons            Capital Stock
         and Principal
         Holders of Securities
Item 16. Investment Advisory        Management;
         and Other Services         Custodians
Item 17. Brokerage Allocation       Brokerage;
                                    Performance Advertising
Item 18. Capital Stock and          Capital Stock;
         Other Securities           Multiple Class Structure
Item 19. Purchase, Redemption       N/A
         and Pricing of
         Securities Being
         Offered
Item 20. Tax Status                 N/A
Item 21. Underwriters               N/A
Item 22. Calculation of Yield       Performance Advertising
         Quotations of Money
         Market Funds
Item 23. Financial Statements       Financial Statements

PART C         OTHER INFORMATION

ITEM 24.  Financial Statements and Exhibits

          (a)  Financial Statements:

               (i)  Financial   Statements  filed  in  Part  A  of  Registration
                    Statement:

                    1.   Financial Highlights

                    2. Independent Auditors Reports on the Financial Highlights for the fiscal years ended November 30, 1996, 1995, 1994, 1993, 1992 and 1991 are included in the Registrant's Annual Reports dated November 30, 1996 and 1995, which are incorporated by reference herein.

               (ii) Financial  Statements  filed  in Part B of the  Registration
                    Statement

               a. Each of the following financial statements is contained in the Registrant's Annual Report dated November 30, 1997, which is incorporated by reference in Part B of this Registration Statement:

                    1.   Statement  of Assets and  Liabilities  at November  30,
                         1997.

                    2. Statement of Operations for the year ended November 30, 1997.

                    3. Statement of Changes in Net Assets for the years ended November 30, 1997 and 1996.

                    4.   Notes to Financial Statements as of November 30, 1997.

                    5.   Schedule of Investments as of November 30, 1997.

                    6.   Independent Auditors' Report dated January 13, 1998.

               b. Each of the following financial statements is contained in the Registrant's Semiannual Report dated May 31, 1998, which is incorporated by reference in Part B of this Registration
                    Statement:

                    1.   Statement of Assets and Liabilities at May 31, 1998.

                    2. Statement of Operations for the six months ended May 31, 1998.

                    3. Statement of Changes in Net Assets for the six months ended May 31, 1998 and the year ended November 30, 1997.

                    4.   Notes to Financial Statements as of May 31, 1998.

                    5.   Schedule of Investments as of May 31, 1998.


          (b) Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

               1. (a) Articles of Incorporation of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement
                    on   March   29,   1996,   File  No.   33-39242).

                    (b) Articles of Amendment of Twentieth Century World Investors, Inc., dated August 10, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

                    (c) Articles Supplementary of Twentieth Century World Investors, Inc., dated November 8, 1993 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (d) Articles Supplementary of Twentieth Century World Investors, Inc., dated April 24, 1995 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (e) Articles Supplementary of Twentieth Century World Investors, Inc., dated March 11, 1996 filed electronically as an Exhibit to Post-Effective Amendment No. 7 to the Registration Statement on June 13, 1996, File No. 33-39242).

                    (f) Articles Supplementary of Twentieth Century World Investors, Inc., dated September 9, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

                    (g) Articles of Amendment of Twentieth Century World Investors, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on March 31, 1997, File No. 33-39242).

                    (h) Articles Supplementary of American Century World Mutual Funds, Inc. dated December 2, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statement on March 31, 1997, File No. 33-39242).

                    (i) Articles Supplementary of American Century World Mutual Funds, Inc. dated November 13, 1998 (filed herewith as EX-99.B1i).

               2. (a) By-Laws of Twentieth Century World Investors, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242.

                    (b) Amendment to By-Laws of American Century World Mutual Funds, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement of American Century Capital Portfolios, Inc. on February 17, 1998, File No. 33-64872).

               3.   Voting Trust Agreements - None.

               4. Specimen copy of stock certificate (filed electronically as an Exhibit to Post-Effective Amendment No. 8 to the Registration Statment on March 31, 1997, File No. 33-39242).

               5. (a) Management Agreement between American Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated August 1, 1997 (filed heewith as EX-99.B5a).

                    (b)  Addendum  to  Management   Agreement  between  American
                    Century World Mutual Funds, Inc. and American Century Investment Management, Inc. dated December 1, 1998 (filed heewith as EX-99.B5b).

               6. (a) Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust on January 30, 1998, File No. 2-94608).

                    (b) Amendment No. 1 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statment of American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

                    (c) Amendment No. 2 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed herewith as EX-99.B6c).

               7.   Bonus and Profit Sharing Plan, Etc. - None.

               8. (a) Custody Agreement by and between Twentieth Century World Investors, Inc. and UMB Bank, N.A. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (b) Amendment No. 1 to Custody Agreement by and between Twentieth Century World Investors, Inc. and UMB Bank, N.A., dated January 25, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the Registration Statement on March 29, 1996, File No. 33-39242).

                    (c) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N. A. dated January 22, 1997 (filed electronically as a part of Post-Effective Amendment No. 76 to the Registration Statement on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (d) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham funds, dated August 6, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 31 on Form N-1A of American Century Government Income Trust, File No. 2-99222).

               9. Transfer Agency Agreement dated as of March 1, 1991, by and between Twentieth Century World Investors, Inc. and Twentieth Century Services, Inc. (filed electronically as an Exhibit to Post-Effective Amendment No. 6 to the
                    Registration   Statement  on  March  29,   1996,   File  No.
                    33-39242).

               10. Opinion and Consent of Counsel (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the
                    Registration Statement on October 29, 1998, File No. 33-39242).

               11. (a) Consent of Deloitte & Touche LLP (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement on October 29, 1998, File No. 33-39242).

                    (b) Consent of Ernst & Young LLP (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the
                    Registration Statement on October 29, 1998, File No. 33-39242).

                    (c) Consent of Baird, Kurtz & Dobson (filed electronically as an Exhibit to Post-Effective Amendment No. 11 to the Registration Statement on October 29, 1998, File No. 33-39242).

               12. (a) Semiannual Report of the Registrant dated May 31, 1998 (filed electronically on July 30, 1998, File No. 33-39242).

                    (b) Annual Report of the Registrant  dated November 30, 1997
                    (filed   electronically   on  January  23,  1998,  File  No.
                    33-39242).

                    (c) Annual Report of the Registrant  dated November 30, 1996
                    (filed   electronically   on  January  29,  1997,  File  No.
                    33-39242).

               13.  Agreements for Initial Capital, Etc. - None.

               14.  Model   Retirement   Plans  (filed  as  Exhibits   14a-d  to
                    Pre-Effective Amendment No. 4, File No. 33-39242, and incorporated herein by reference).

               15. (a) Master Distribution and Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. (Advisor Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfilios, Inc., File No. 33-64872).

                    (b) Amendment No. 1 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated June 13, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 77 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (c) Amendment No. 2 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. (Advisor Class) dated September 30, 1997 (filed electronically as an exhibit to Post-Effective Amendment No. 78 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (d) Amendment No. 3 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

                    (e) Amendment No. 4 to Master Distribution and Shareholder Services Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc., and American Century World Mutual Funds, Inc. (Advisor Class) dated November 13, 1998 (filed herewith as EX-99.B15e).

                    (f) Shareholder Services Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and
                    Twentieth Century World Investors, Inc. (Service Class) dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

               16. Schedule of Computation for Performance Advertising Quotations (filed electronically as an Exhibit to Post-Effective Amendment No. 9 to the Registration Statement on March 30, 1998, File No. 33-39242).

               17.  Power of  Attorney  (filed  electronically  as an Exhibit to
                    Post-Effective   Amendment   No.  10  to  the   Registration
                    Statement on August 18, 1998, File No. 33-39242).

               18. (a) Multiple Class Plan of Twentieth Century Capital Portfolios, Inc., Twentieth Century Investors, Inc., Twentieth Century Strategic Asset Allocations, Inc. and Twentieth Century World Investors, Inc. dated September 3, 1996 (filed electronically as an Exhibit to Post-Effective Amendment No. 9 on Form N-1A of American Century Capital Portfolios, Inc, File No. 33-64872).

                    (b) Amendment No. 1 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 13, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 77 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (c) Amendment No. 2 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated September 30, 1997 (filed electronically as an Exhibit to Post-Effective Amendment No. 78 on Form N-1A of American Century Mutual Funds, Inc., File No. 2-14213).

                    (d) Amendment No. 3 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated June 30, 1998 (filed electronically as an Exhibit to Post-Effective Amendment No. 11 on Form N-1A of American Century Capital Portfolios, Inc., File No. 33-64872).

                    (e) Amendment No. 4 to Multiple Class Plan of American Century Capital Portfolios, Inc., American Century Mutual Funds, Inc., American Century Strategic Asset Allocations, Inc. and American Century World Mutual Funds, Inc. dated November 13, 1998 (filed herewith as EX-99.18e).

               27.  (a) Financial Data Schedule for American Century - Twentieth
                    Century   International   Growth  Fund  (filed  herewith  as
                    EX-27.1.1).

                    (b) Financial Data Schedule for American Century - Twentieth Century International Discovery Fund (filed herewith as EX-27.1.2).

                    (c) Financial Data Schedule for American Century - Twentieth Century Emerging Markets Fund (filed herewith as EX-27.1.3).

ITEM 25   Persons Controlled by or Under Common Control with Registrant - None.

ITEM 26   Number of Holders of Securities

                                                  Number of Record Holders
                                                  As of September 30, 1998
                                            Investor    Institutional    Advisor
            Title of Series                  Class          Class         Class
            ---------------                 ------------------------------------

     American Century - Twentieth Century
     International Growth Fund              104,175          2             25

     American Century - Twentieth Century
     International Discovery Fund            22,274          8              1

     American Century - Twentieth Century
     Emerging Markets Fund                      912          0              0

ITEM 27   Indemnification

          The Registrant is a Maryland Corporation. Section 2-418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

          Article XIII of the Registrant's Articles of Incorporation, requires the indemnification of the Registrant's directors and officers to the extent permitted by Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

          The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 28   Business and Other Connections of Investment Advisor.

          American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 29   Principal Underwriter.

          (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

          American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
          American Century Government Income Trust
          American Century International Bond Funds
          American Century Investment Trust
          American Century Municipal Trust
          American Century Mutual Funds, Inc.
          American Century Premium Reserves, Inc.
          American Century Quantitative Equity Funds
          American Century Strategic Asset Allocations, Inc.
          American Century Target Maturities Trust
          American Century Variable Portfolios, Inc.
          American Century World Mutual Funds, Inc.
          BJB Investment Funds
          The Brinson Funds
          Dresdner RCM Capital Funds, Inc.
          Dresdner RCM Equity Funds, Inc.
          Founders Funds, Inc.
          Harris Insight Funds Trust
          HT Insight Funds, Inc. d/b/a Harris Insight Funds
          J.P. Morgan Institutional Funds
          J.P. Morgan Funds
          JPM Series Trust
          JPM Series Trust II
          LaSalle Partners Funds, Inc.
          Kobrick - Cendant Investment Trust
          Monetta Fund, Inc.
          Monetta Trust
          The Montgomery Funds I
          The Montgomery Funds II
          The Munder Framlington Funds Trust
          The Munder Funds Trust
          The Munder Funds, Inc.
          National Investors Cash Management Fund, Inc.
          Orbitex Group of Funds
          SG Cowen Funds, Inc.
          SG Cowen Income + Growth Fund, Inc.
          SG Cowen Standby Reserve Fund, Inc.
          SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
          SG Cowen Series Funds, Inc.
          St. Clair Funds, Inc.
          The Skyline Funds
          Waterhouse Investors Family of Funds, Inc.
          WEBS Index Fund, Inc.

          The  Distributor  is  registered  with  the  Securities  and  Exchange
          Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

          (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant
Marie E. Connolly                    Director, President and Chief       None
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            None

William S. Nichols                   Executive Vice President            None

Margaret W. Chambers                 Senior Vice President, General      None
                                     Counsel, Chief Compliance
                                     Officer, Secretary and Clerk
Michael S. Petrucelli                Senior Vice President               None

Joseph F. Tower, III                 Director, Senior Vice President,    None
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               None

Allen B. Closser                     Senior Vice President               None

Bernard A. Whalen                    Senior Vice President               None

William J. Nutt                      Chairman and Director               None
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

          (c)  Not applicable.

ITEM 30   Location of Accounts and Records

          All accounts,  books and other documents  required to be maintained by
          Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 31   Management Services - None.

ITEM 32   Undertakings.

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes that it will, if requested to do so by the holders of at least 10% of the Registrant's outstanding votes, call a meeting of shareholders for the purpose of voting upon the question of the removal of a director and to assist in communication with other shareholders as required by Section 16(c).

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century World Mutual Funds, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 12 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 12 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 13th day of November, 1998.

                                       American Century World Mutual Funds, Inc.
                                       (Registrant)

                                        By:/s/David H. Reinmiller
                                           David H. Reinmiller,
                                           Assistant Vice President and
                                           Assistant General Counsel

    Pursuant  to  the   requirements   of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 11 has been signed below by the following persons in the capacities and on the dates indicated.

   Signature                         Title                           Date

*George A. Rio              President, Principal Executive     November 13, 1998
George A. Rio               and Principal Financial Officer

*Maryanne Roepke            Vice President, Treasurer and      November 13, 1998
Maryanne Roepke             Principal Accounting Officer

*James E. Stowers, Jr.      Chairman of the Board and          November 13, 1998
James E. Stowers, Jr.       Director

*James E. Stowers III       Director                           November 13, 1998
James E. Stowers III

*Thomas A. Brown            Director                           November 13, 1998
Thomas A. Brown

*Robert W. Doering, M.D.    Director                           November 13, 1998
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.      Director                           November 13, 1998
Andrea C. Hall, Ph.D.

*Donald H. Pratt            Director                           November 13, 1998
Donald H. Pratt

*Lloyd T. Silver, Jr.       Director                           November 13, 1998
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord     Director                           November 13, 1998
M. Jeannine Strandjord

*D. D. (Del) Hock           Director                           November 13, 1998
D. D. (Del) Hock

*By /s/David H. Reinmiller
    David H. Reinmiller
    Attorney-in-Fact